August 4, 2005

Filed via EDGAR and
Delivered via Facsimile (202) 772-9210

Barbara C. Jacobs Assistant Director Securities and Exchange Commission Stop 4561 100 F Street, N.E. Washington, D.C. 20549	Maryse Mills-Apenteng Securities and Exchange Commission Stop 4561 100 F Street, N.E. Washington, D.C. 20549

Re:	TAG Entertainment Corp. Form SB-2 Registration Statement Pre-Effective Amendment No. 1 Filed on August 4, 2005 File No. 333-126584

Dear Ms. Jacobs and Ms. Mills-Apenteng:

We are counsel to TAG Entertainment Corp. ("TAG") and are in receipt of your letter dated July 29, 2005 concerning the above-referenced filing (the "Registration Statement"). This letter sets forth TAG's response to the Staff's comments as set forth in your July 29th letter. We have followed the numbered comments as set forth in your letter (a copy of which is enclosed). A pre-effective amendment of the Form SB-2/A marked against the original filing accompanies this letter.

1.    We have deleted the section of the prospectus entitled "Incorporation of Certain Documents by Reference".

Thank you for your assistance in this matter. We look forward to receiving any additional comments you may have.

Sincerely yours, /s/ Michael A. Goldstein Michael A. Goldstein cc: R. Skiptunis